Assets Held-for-Sale (Tables)	12 Months Ended
Dec. 31, 2020
Assets Held-for-Sale [Abstract]
Assets Held-for-Sale

Assets held-for-sale as of December 31, 2019 and 2020 are as follows:

		2019	2020
		In millions of won
Land	￦	23,002	—
Buildings		193	1
Investments		4,921	—
Others(*)		—	924

	￦	28,116	925

(*)	As DG Fairhaven Power, LLC were sold after the end of the reporting period, the assets of DG Fairhaven Power, LLC were classified as assets held-for-sale.